CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 40,272	$ 21,325
Available-for-sale financial assets	20,417	14,758
Short term deposits	0	5,000
Prepaid expenses and other current assets	1,502	2,539
Total current assets	62,191	43,622
NON-CURRENT ASSETS:
Property and equipment, net	2,311	940
Other assets	662	360
Total non-current assets	2,973	1,300
Total assets	65,164	44,922
CURRENT LIABILITIES:
Trade payables	1,985	2,390
Employees and payroll accruals	2,888	1,517
Accrued expenses and other payables	1,832	669
Total current liabilities	6,705	4,576
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	24,049	10,300
Employee benefit liabilities, net	183	200
Liability to Israel Innovation Authority (IIA)	9,540	6,890
Total non-current liabilities	33,772	17,390
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS' EQUITY:
Share premium	193,953	139,311
Capital reserve due to actuarial loss	(77)	(79)
Available for sale reserve	(43)	(34)
Accumulated deficit	(169,213)	(116,282)
Total shareholders' equity	24,687	22,956
Total liabilities and shareholders' equity	65,164	44,922
Ordinary Shares [Member]
SHAREHOLDERS' EQUITY:
Share capital	67	2
Total shareholders' equity	67	2
Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Share capital	0	38
Total shareholders' equity	$ 0	$ 38